October 2014
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Deanna Degnan
Account Administrator
312-332-7458
deanna.degnan@usbank.com
www.usbank.com/abs
190 South LaSalle Street
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
CIBC Inc.
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Assocation
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Trust Advisor:
Park Bridge Lender Services LLC
Payment Date:
Oct 20, 2014
Prior Payment:
Next Payment:
Nov 18, 2014
Record Date:
Sep 30, 2014
Determination Date:
Oct 14, 2014
First Payment Date:
Oct 20, 2014
Closing Date:
Sep 30, 2014
Cut-off Date:
Sep 1, 2014
Final Distribution Date:
Oct 17, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail Page 1
Payment Detail (Exchange Certificates) Page 2
Factor Detail Page 3
Principal Detail Page 4
Interest Detail Page 5
Reconciliation of Funds Page 6
Additional Reconciliation Detail Page 7
Historical Loan Modification Report Page 8
REO Additional Detail Page 9
Bond Collateral Realized Loss Reconciliation Page 10
Historical Delinquency & Liquidation (Stated) Page 11
REO Status Report Page 12
Historical Liquidation Loss Loan Detail Page 13
Interest Adjustment Reconciliation Page 14
Appraisal Reduction Report Page 15
Loan Level Detail Page 16
Material Breaches and Document Defects Page 18
Mortgage Loan Characteristics Page 19
Defeased Loan Detail Page 23
Delinquent Loan Detail Page 24
Specially Serviced Loan Detail Page 25
Specially Serviced Loan Comment Page 26
Other Related Information Page 27
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass
Through Certificates, Series 2014-C18
August 2129
Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Amount
Amount
Amount
Deficit
Expense
Balance
Outstanding
A-1 1.68600% 36,300,000.00 36,300,000.00 252,611.54 51,001.50 303,613.04 0.00 0.00 36,047,388.46
A-2 3.19400% 288,600,000.00 288,600,000.00 0.00 768,157.00 768,157.00 0.00 0.00 288,600,000.00
A-SB 3.62100% 67,800,000.00 67,800,000.00 0.00 204,586.50 204,586.50 0.00 0.00 67,800,000.00
A-3 3.64600% 115,000,000.00 115,000,000.00 0.00 349,408.33 349,408.33 0.00 0.00 115,000,000.00
A-4 3.92300% 215,535,000.00 215,535,000.00 0.00 704,619.84 704,619.84 0.00 0.00 215,535,000.00
X-A 1.00390% 767,146,000.00 767,146,000.00 0.00 641,779.93 641,779.93 0.00 0.00 766,893,388.46
A-S 4.11000% 43,911,000.00 43,911,000.00 0.00 150,395.18 150,395.18 0.00 0.00 43,911,000.00 100.00%
B 4.44629% 81,364,000.00 81,364,000.00 0.00 301,473.02 301,473.02 0.00 0.00 81,364,000.00 100.00%
PST N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00%
C 4.48929% 61,991,000.00 61,991,000.00 0.00 231,912.78 231,912.78 0.00 0.00 61,991,000.00 100.00%
X-B 0.29338% 191,141,000.00 191,141,000.00 0.00 46,730.77 46,730.77 0.00 0.00 191,141,000.00
X-C 1.48929% 43,910,000.00 43,910,000.00 0.00 54,495.46 54,495.46 0.00 0.00 43,910,000.00
X-D 1.48929% 30,996,667.00 30,996,667.00 0.00 38,469.09 38,469.09 0.00 0.00 30,996,667.00
D 3.38900% 47,786,000.00 47,786,000.00 0.00 134,955.63 134,955.63 0.00 0.00 47,786,000.00
E 3.00000% 25,829,000.00 25,829,000.00 0.00 64,572.50 64,572.50 0.00 0.00 25,829,000.00
F 3.00000% 18,081,000.00 18,081,000.00 0.00 45,202.50 45,202.50 0.00 0.00 18,081,000.00
G 3.00000% 30,996,667.00 30,996,667.00 0.00 77,491.57 77,491.57 0.00 0.00 30,996,667.00
V N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
R N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
300-A 3.74900% 67,400,000.00 67,400,000.00 0.00 210,568.83 210,568.83 0.00 0.00 67,400,000.00
300-B 3.99600% 39,000,000.00 39,000,000.00 0.00 129,870.00 129,870.00 0.00 0.00 39,000,000.00
300-C 4.49000% 57,000,000.00 57,000,000.00 0.00 213,275.00 213,275.00 0.00 0.00 57,000,000.00
300-D 5.27900% 49,000,000.00 49,000,000.00 0.00 215,559.17 215,559.17 0.00 0.00 49,000,000.00
300-E 4.68959% 32,000,000.00 32,000,000.00 0.00 125,041.59 125,041.59 0.00 0.00 32,000,000.00
Totals:
1,277,593,667.00 1,277,593,667.00 252,611.54 4,759,566.20 5,012,177.74 0.00 0.00 1,277,341,055.46
PAYMENT DETAIL
October 2014
PAYMENT DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass
Through Certificates, Series 2014-C18
August 2129
Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Amount
Amount
Amount
Deficit
Expense
Balance
Outstanding
A-S 4.11000% 43,911,000.00 43,911,000.00 0.00 150,395.18 150,395.18 0.00 0.00 43,911,000.00 100.00%
B 4.44629% 81,364,000.00 81,364,000.00 0.00 301,473.02 301,473.02 0.00 0.00 81,364,000.00 100.00%
PST N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00%
C 4.48929% 61,991,000.00 61,991,000.00 0.00 231,912.78 231,912.78 0.00 0.00 61,991,000.00 100.00%
Totals:
187,266,000.00 187,266,000.00 0.00 683,780.98 683,780.98 0.00 0.00 187,266,000.00
EXCHANGEABLE CERTIFICATE DETAIL
October 2014
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

August 2129
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass
Through Certificates, Series 2014-C18
Beginning
Principal
Interest
Total
Ending
Class Certificate
Distribution
Distribution
Distribution
Realized
Class Certificate
Class
Cusip
Balance
Amount
Amount
Amount
Loss
Balance
A-1 61763XAA4 1.00000000 0.00695900 0.00140500 0.00836400 0.00000000 0.99304100
A-2 61763XAB2 1.00000000 0.00000000 0.00266167 0.00266167 0.00000000 1.00000000
A-SB 61763XAC0 1.00000000 0.00000000 0.00301750 0.00301750 0.00000000 1.00000000
A-3 61763XAD8 1.00000000 0.00000000 0.00303833 0.00303833 0.00000000 1.00000000
A-4 61763XAE6 1.00000000 0.00000000 0.00326917 0.00326917 0.00000000 1.00000000
X-A 61763XAG1 1.00000000 0.00000000 0.00083658 0.00083658 0.00000000 0.99967071
A-S 61763XAH9 1.00000000 0.00000000 0.00342500 0.00342500 0.00000000 1.00000000
B 61763XAJ5 1.00000000 0.00000000 0.00370524 0.00370524 0.00000000 1.00000000
PST 61763XAK2 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
C 61763XAL0 1.00000000 0.00000000 0.00374107 0.00374107 0.00000000 1.00000000
X-B 61763XAM8 1.00000000 0.00000000 0.00024448 0.00024448 0.00000000 1.00000000
X-C 61763XAP1 1.00000000 0.00000000 0.00124107 0.00124107 0.00000000 1.00000000
X-D 61763XAR7 1.00000000 0.00000000 0.00124107 0.00124107 0.00000000 1.00000000
D 61763XAT3 1.00000000 0.00000000 0.00282417 0.00282417 0.00000000 1.00000000
E 61763XAV8 1.00000000 0.00000000 0.00250000 0.00250000 0.00000000 1.00000000
F 61763XAX4 1.00000000 0.00000000 0.00250000 0.00250000 0.00000000 1.00000000
G 61763XAZ9 1.00000000 0.00000000 0.00250000 0.00250000 0.00000000 1.00000000
V 61763XBC9 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
R 61763XBD7 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
300-A 61763XBF2 1.00000000 0.00000000 0.00312417 0.00312417 0.00000000 1.00000000
300-B 61763XBH8 1.00000000 0.00000000 0.00333000 0.00333000 0.00000000 1.00000000
300-C 61763XBK1 1.00000000 0.00000000 0.00374167 0.00374167 0.00000000 1.00000000
300-D 61763XBM7 1.00000000 0.00000000 0.00439917 0.00439917 0.00000000 1.00000000
300-E 61763XBP0 1.00000000 0.00000000 0.00390755 0.00390755 0.00000000 1.00000000
FACTOR DETAIL
October 2014
FACTOR DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

August 2129
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass
Through Certificates, Series 2014-C18
Collateral
Collateral
Excess
Cumulative
Beginning
Scheduled
Unscheduled
Support Deficit
Support
Trust Advisor
Ending
Realized
Class
Balance
Principal
Principal
Recovered
Deficit
Expenses
Balance
Loss
A-1 36,300,000.00 252,611.54 0.00 0.00 0.00 0.00 36,047,388.46 0.00
A-2 288,600,000.00 0.00 0.00 0.00 0.00 0.00 288,600,000.00 0.00
A-SB 67,800,000.00 0.00 0.00 0.00 0.00 0.00 67,800,000.00 0.00
A-3 115,000,000.00 0.00 0.00 0.00 0.00 0.00 115,000,000.00 0.00
A-4 215,535,000.00 0.00 0.00 0.00 0.00 0.00 215,535,000.00 0.00
A-S 43,911,000.00 0.00 0.00 0.00 0.00 0.00 43,911,000.00 0.00
B 81,364,000.00 0.00 0.00 0.00 0.00 0.00 81,364,000.00 0.00
PST 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
C 61,991,000.00 0.00 0.00 0.00 0.00 0.00 61,991,000.00 0.00
D 47,786,000.00 0.00 0.00 0.00 0.00 0.00 47,786,000.00 0.00
E 25,829,000.00 0.00 0.00 0.00 0.00 0.00 25,829,000.00 0.00
F 18,081,000.00 0.00 0.00 0.00 0.00 0.00 18,081,000.00 0.00
G 30,996,667.00 0.00 0.00 0.00 0.00 0.00 30,996,667.00 0.00
300-A 67,400,000.00 0.00 0.00 0.00 0.00 0.00 67,400,000.00 0.00
300-B 39,000,000.00 0.00 0.00 0.00 0.00 0.00 39,000,000.00 0.00
300-C 57,000,000.00 0.00 0.00 0.00 0.00 0.00 57,000,000.00 0.00
300-D 49,000,000.00 0.00 0.00 0.00 0.00 0.00 49,000,000.00 0.00
300-E 32,000,000.00 0.00 0.00 0.00 0.00 0.00 32,000,000.00 0.00
Totals:
1,277,593,667.00 252,611.54 0.00 0.00 0.00 0.00 1,277,341,055.46 0.00
PRINCIPAL DETAIL
October 2014
PRINCIPAL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

August 2129
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass
Through Certificates, Series 2014-C18
Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Excess
Charges/
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Interest
Prepayment Premium
Amount
Shortfall
A-1 51,001.50 0.00 0.00 0.00 0.00 0.00 51,001.50 0.00
A-2 768,157.00 0.00 0.00 0.00 0.00 0.00 768,157.00 0.00
A-SB 204,586.50 0.00 0.00 0.00 0.00 0.00 204,586.50 0.00
A-3 349,408.33 0.00 0.00 0.00 0.00 0.00 349,408.33 0.00
A-4 704,619.84 0.00 0.00 0.00 0.00 0.00 704,619.84 0.00
X-A 641,779.93 0.00 0.00 0.00 0.00 0.00 641,779.93 0.00
A-S 150,395.18 0.00 0.00 0.00 0.00 0.00 150,395.18 0.00
B 301,473.02 0.00 0.00 0.00 0.00 0.00 301,473.02 0.00
PST 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
C 231,912.78 0.00 0.00 0.00 0.00 0.00 231,912.78 0.00
X-B 46,730.77 0.00 0.00 0.00 0.00 0.00 46,730.77 0.00
X-C 54,495.46 0.00 0.00 0.00 0.00 0.00 54,495.46 0.00
X-D 38,469.09 0.00 0.00 0.00 0.00 0.00 38,469.09 0.00
D 134,955.63 0.00 0.00 0.00 0.00 0.00 134,955.63 0.00
E 64,572.50 0.00 0.00 0.00 0.00 0.00 64,572.50 0.00
F 45,202.50 0.00 0.00 0.00 0.00 0.00 45,202.50 0.00
G 77,491.67 0.00 0.10 0.10 0.00 0.00 77,491.57 0.10
V 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
300-A 210,568.83 0.00 0.00 0.00 0.00 0.00 210,568.83 0.00
300-B 129,870.00 0.00 0.00 0.00 0.00 0.00 129,870.00 0.00
300-C 213,275.00 0.00 0.00 0.00 0.00 0.00 213,275.00 0.00
300-D 215,559.17 0.00 0.00 0.00 0.00 0.00 215,559.17 0.00
300-E 125,055.85 0.00 14.26 14.26 0.00 0.00 125,041.59 14.26
Totals:
4,759,580.55 0.00 14.35 14.35 0.00 0.00 4,759,566.20 14.35
INTEREST DETAIL
October 2014
INTEREST DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

August 2129
Commercial Mortgage Pass
Through Certificates, Series 2014-C18
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C18
Interest
Fees
Scheduled Interest
4,771,727.26
Master Servicing Fee
8,494.15
Interest Adjustments
0.00
Certificate Administrator Fee
1,988.59
Deferred Interest
0.00
Trustee Fee
1,988.59
Net Prepayment Interest Shortfall
0.00
Custodian Fee
0.00
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
1,145.94
Interest Reserve (Deposit)/Withdrawal
0.00
CREFC License Fee
532.38
Interest Collections
4,771,727.26
Special Servicing Fee
0.00
Workout Fee
0.00
Liquidation Fee
0.00
Principal
Special Serv Fee plus Adj.
0.00
Scheduled Principal
252,611.54
Miscellaneous Fee
0.00
Unscheduled Principal
0.00
Fee Distributions
12,161.06
Principal Adjustments
0.00
Principal Collections
252,611.54
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other
Other Expenses or Shortfalls
0.00
Yield Maintenance
0.00
Additional Trust Fund Expenses
0.00
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
4,759,566.20
Principal Distribution
252,611.54
Yield Maintenance
0.00
Available Distribution Amount
5,012,177.74
Prepayment Premium
0.00
Payments to Certificateholders
5,012,177.74
Total Collections
5,024,338.80
Total Distribution
5,024,338.80
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution
October 2014
RECONCILIATION OF FUNDS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Commercial Mortgage Pass
Through Certificates, Series 2014-C18
August 2129
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C18
Interest Accrual Period
09/01/2014 - 09/30/2014
P&I Advances: (Mortgage Loans and 300 North LaSalle B Note)
Master
Stated Principal Balance (Mortgage Loans and 300 North LaSalle B Note)
Mortgage Loans
Servicer
Trustee
Principal*
0.00 0.00
Beginning
Ending
Beginning
Ending
Interest*
0.00 0.00
1,033,193,667.83 1,032,941,056.29 244,400,000.00 244,400,000.00
Total Current Advances*
0.00 0.00
Int. on Advances*
0.00 0.00
Master
Unpaid Principal Balance of the Mortgage Loans and 300 North LaSalle B Note
300 North LaSalle B Note
Servicer
Trustee
Mortgage Loans
300 B-Note
Principal*
0.00 0.00
1,032,941,056.29 244,400,000.00
Interest*
0.00 0.00
Total Current Advances*
0.00 0.00
Ending Loan Count
66
Int. on Advances*
0.00 0.00
Mortgage Loans
Servicing Advances:
Master
Special
Weighted Average Remaining Term to Maturity
102
Servicer
Servicer
Trustee
Weighted Average Mortgage Rate
4.5017%
Int. on Advances (Mtg. Loans)
0.00 0.00 0.00
Int. on Advances (300 B-Note)
0.00 0.00 0.00
300 North LaSalle B Note
Weighted Average Remaining Term to Maturity
118
Disclosable Special Servicer Fees
Weighted Average Mortgage Rate
4.3983%
Commission
0.00
Brokerage Fee
0.00
Specially Serviced Loans that are not Delinquent
Rebate
0.00
Count
Balance
Shared Fee
0.00
0 0.00
Other
0.00
Available
Sched Prin
Unsched Prin
Current but not Specially Serviced Loans
Distribution Amounts
Distribution Amt
Distribution Amt
Distribution Amt
(Foreclosure Proceedings Commenced, but not REO Property)
Total
5,012,177.74 252,611.54 0.00
Count
Balance
Class 300 Certificates
894,314.59 0.00 0.00
0 0.00
* Current advances are not provided by the Servicer
ADDITIONAL RECONCILIATION DETAIL
Mortgage Loans
300 North LaSalle B Note
October 2014
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

October 2014
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

August 2129
Commercial Mortgage Pass
Through Certificates, Series 2014-C18
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C18
Liq Proceeds
Liq Proceeds
and Other
and Other Amt
Loss on
Loan ID
Amounts Rec'd
Alloc to Certs
Mortgage Loans
Totals:
REO ADDITIONAL DETAIL
REO Property with Final Recovery Determination
October 2014
REO ADDITIONAL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

October 2014
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

October 2014
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
30 Days Delinq
60 Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2) (2) (2) (2) (2)
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
Oct 2014
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

October 2014
REO STATUS REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

October 2014
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

October 2014
INTEREST ADJUSTMENT RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

October 2014
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

October 2014
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1 Retail XX 08/01/19 N 106,575,000.00 380,117.50 0.00 10/01/14 0.00 380,117.50 0.00 4.280 0.00
2 Office IL 08/10/24 N 100,000,000.00 287,500.00 0.00 10/10/14 0.00 287,500.00 0.00 3.450 0.00
2A 08/10/24 N 244,400,000.00 895,787.10 0.00 10/10/14 0.00 895,787.10 0.00 4.398 0.00
3 Retail CA 10/01/24 N 60,500,000.00 233,429.17 0.00 10/01/14 0.00 233,429.17 0.00 4.630 0.00
4 Various XX 08/01/24 N 59,080,000.00 229,286.67 0.00 10/01/14 0.00 229,286.67 0.00 4.657 0.00
5 Office CA 08/01/19 N 48,000,000.00 164,240.00 0.00 10/01/14 0.00 164,240.00 0.00 4.106 0.00
6 Office PR 09/01/24 N 40,000,000.00 145,866.67 0.00 10/01/14 0.00 145,866.67 0.00 4.376 0.00
7 Various XX 09/01/19 N 38,400,000.00 145,600.00 0.00 10/01/14 0.00 145,600.00 0.00 4.550 0.00
8 Multifamily TN 02/01/24 N 33,550,000.00 141,748.75 0.00 10/01/14 0.00 141,748.75 0.00 5.070 0.00
9 Retail VA 07/01/26 N 31,000,000.00 130,200.00 0.00 10/01/14 0.00 130,200.00 0.00 5.040 0.00
10 Office CA 09/01/24 N 28,500,000.00 106,875.00 0.00 10/01/14 0.00 106,875.00 0.00 4.500 0.00
11 Various XX 10/01/19 N 28,500,000.00 126,359.98 0.00 10/01/14 0.00 126,359.98 0.00 5.320 0.00
12 Retail CA 10/01/19 N 28,000,000.00 111,533.33 0.00 11/01/14 0.00 111,533.33 0.00 4.780 0.00
13 Various XX 08/01/24 N 24,980,000.00 102,001.67 0.00 10/01/14 0.00 102,001.67 0.00 4.900 0.00
14 Lodging ND 09/01/24 N 19,928,310.49 163,522.84 0.00 10/01/14 0.00 91,833.33 0.00 5.510 0.00
15 Multifamily OH 08/01/19 N 19,600,000.00 72,016.67 0.00 10/01/14 0.00 72,016.67 0.00 4.409 0.00
16 Office CA 09/01/24 N 18,500,000.00 69,344.17 0.00 10/01/14 0.00 69,344.17 0.00 4.498 0.00
17 Mixed Use NC 07/01/24 N 17,200,000.00 64,930.00 0.00 10/01/14 0.00 64,930.00 0.00 4.530 0.00
18 Retail CA 08/01/24 N 16,500,000.00 59,262.50 0.00 10/01/14 0.00 59,262.50 0.00 4.310 0.00
19 Various XX 07/01/24 N 15,000,000.00 57,500.00 0.00 10/01/14 0.00 57,500.00 0.00 4.600 0.00
20 Office CA 09/01/24 N 14,250,000.00 51,775.00 0.00 10/01/14 0.00 51,775.00 0.00 4.360 0.00
21 Various XX 08/01/24 N 12,500,000.00 50,520.83 0.00 10/01/14 0.00 50,520.83 0.00 4.850 0.00
22 Office NC 09/01/24 N 11,175,000.00 44,793.13 0.00 10/01/14 0.00 44,793.13 0.00 4.810 0.00
23 Industrial CA 10/01/44 N 11,100,000.00 43,031.00 0.00 10/01/14 0.00 43,031.00 0.00 4.652 0.00
24 Office FL 10/01/24 N 11,000,000.00 44,916.67 0.00 10/01/14 0.00 44,916.67 0.00 4.900 0.00
25 Multifamily NV 07/01/19 N 10,561,927.34 54,721.05 0.00 10/01/14 0.00 41,068.50 0.00 4.660 0.00
26 Multifamily CA 09/01/24 N 10,500,000.00 38,500.00 0.00 10/01/14 0.00 38,500.00 0.00 4.400 0.00
27 Lodging TX 09/01/24 N 9,737,733.13 50,860.62 0.00 10/01/14 0.00 38,593.75 0.00 4.750 0.00
28 Lodging MS 08/01/24 N 9,476,316.61 48,361.16 0.00 10/01/14 0.00 35,899.21 0.00 4.540 0.00
29 Multifamily NV 07/01/19 N 8,967,674.15 46,461.27 0.00 10/01/14 0.00 34,869.48 0.00 4.660 0.00
30 Retail LA 08/01/24 N 8,750,000.00 32,681.25 0.00 10/01/14 0.00 32,681.25 0.00 4.482 0.00
31 Office VA 09/01/24 N 8,300,000.00 33,269.17 0.00 10/01/14 0.00 33,269.17 0.00 4.810 0.00
32 Various XX 09/01/24 N 8,239,889.52 43,749.86 0.00 10/01/14 0.00 33,639.38 0.00 4.893 0.00
33 Mixed Use CT 09/01/24 N 8,000,000.00 32,400.00 0.00 10/01/14 0.00 32,400.00 0.00 4.860 0.00
34 Retail FL 07/01/24 N 7,883,779.82 40,610.29 0.00 10/01/14 0.00 30,326.36 0.00 4.610 0.00
35 Lodging LA 09/01/24 N 7,128,276.41 42,366.09 0.00 10/01/14 0.00 30,642.50 0.00 5.150 0.00
36 Retail IN 08/01/24 N 6,983,003.08 36,178.53 0.00 10/01/14 0.00 27,210.42 0.00 4.670 0.00
37 Multifamily OK 09/01/24 N 6,618,661.04 33,305.48 0.00 10/01/14 0.00 24,466.52 0.00 4.430 0.00
38 Office IN 08/01/24 N 6,562,000.00 23,841.93 0.00 10/01/14 0.00 23,841.93 0.00 4.360 0.00
39 Retail TX 09/01/24 N 6,191,853.29 31,458.71 0.00 10/01/14 0.00 23,312.00 0.00 4.512 0.00
40 Mobile Home CA 08/01/24 N 6,000,000.00 22,400.00 0.00 10/01/14 0.00 22,400.00 0.00 4.480 0.00

October 2014
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
41 Mobile Home CO 09/01/24 N 5,800,000.00 22,112.50 0.00 10/01/14 0.00 22,112.50 0.00 4.575 0.00
42 Multifamily TX 09/01/24 N 5,730,174.96 29,653.48 0.00 10/01/14 0.00 22,328.44 0.00 4.670 0.00
43 Multifamily TX 08/01/21 N 5,625,000.00 20,812.50 0.00 10/01/14 0.00 20,812.50 0.00 4.440 0.00
44 Office CA 09/01/24 N 5,450,000.00 21,800.00 0.00 10/01/14 0.00 21,800.00 0.00 4.800 0.00
45 Office NC 08/01/24 N 5,300,000.00 20,758.33 0.00 10/01/14 0.00 20,758.33 0.00 4.700 0.00
46 Retail CA 08/01/24 N 5,200,000.00 18,776.33 0.00 10/01/14 0.00 18,776.33 0.00 4.333 0.00
47 Self Storage CA 09/01/24 N 5,193,289.30 26,691.70 0.00 10/01/14 0.00 19,981.00 0.00 4.611 0.00
48 Lodging FL 08/01/24 N 5,040,000.00 21,000.00 0.00 10/01/14 0.00 21,000.00 0.00 5.000 0.00
49 Office VA 08/01/24 N 5,000,000.00 19,583.33 0.00 10/01/14 0.00 19,583.33 0.00 4.700 0.00
50 Multifamily GA 09/01/19 N 5,000,000.00 16,895.83 0.00 10/01/14 0.00 16,895.83 0.00 4.055 0.00
51 Retail TX 08/01/24 N 4,987,408.79 25,304.57 0.00 10/01/14 0.00 18,685.99 0.00 4.490 0.00
52 Retail KS 07/01/24 N 4,706,454.20 23,194.40 0.00 10/01/14 0.00 16,621.28 0.00 4.232 0.00
53 Various XX 07/01/24 N 4,477,283.41 25,456.39 0.00 10/01/14 0.00 17,466.40 0.00 4.673 0.00
54 Retail VA 08/01/24 N 4,338,908.39 21,855.11 0.00 10/01/14 0.00 16,032.06 0.00 4.428 0.00
55 Retail UT 08/01/24 N 4,200,000.00 16,135.00 0.00 10/01/14 0.00 16,135.00 0.00 4.610 0.00
56 Multifamily TN 08/01/24 N 4,189,760.25 21,656.75 0.00 10/01/14 0.00 16,256.25 0.00 4.650 0.00
57 Retail NC 08/01/24 N 4,139,475.53 20,916.62 0.00 10/01/14 0.00 15,388.33 0.00 4.455 0.00
58 Retail AZ 07/01/24 N 4,134,425.40 20,904.33 0.00 10/01/14 0.00 15,352.42 0.00 4.450 0.00
59 Multifamily FL 09/01/24 N 3,975,000.00 15,734.38 0.00 10/01/14 0.00 15,734.38 0.00 4.750 0.00
60 Various XX 09/01/24 N 3,600,000.00 14,100.00 0.00 10/01/14 0.00 14,100.00 0.00 4.700 0.00
61 Retail AZ 09/01/24 N 3,244,419.19 18,716.23 0.00 10/01/14 0.00 13,135.42 0.00 4.850 0.00
62 Retail NV 09/01/24 N 2,946,288.48 15,388.60 0.00 10/01/14 0.00 11,677.08 0.00 4.750 0.00
63 Office IL 07/01/19 N 2,591,813.10 14,389.52 0.00 10/01/14 0.00 11,395.53 0.00 5.270 0.00
64 Multifamily KS 09/01/24 N 2,216,930.41 10,895.09 0.00 10/01/14 0.00 7,825.50 0.00 4.230 0.00
65 Self Storage FL 09/01/24 N 2,115,000.00 8,283.75 0.00 10/01/14 0.00 8,283.75 0.00 4.700 0.00
1,277,341,056.29 5,024,338.80 0.00 0.00 66
Totals:
Count:
4,771,727.26 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

October 2014
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

October 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
0M to 4.9M
15 $55,863,167.15 4.37%
5M to 9.9M
24 $162,177,651.31 12.70%
10M to 14.9M
7 $81,086,927.34 6.35%
15M to 19.9M
6 $106,728,310.49 8.36%
20M to 24.9M
1 $24,980,000.00 1.96%
25M to 29.9M
3 $85,000,000.00 6.65%
30M to 34.9M
2 $64,550,000.00 5.05%
35M to 39.9M
1 $38,400,000.00 3.01%
40M to 44.9M
1 $40,000,000.00 3.13%
45M to 49.9M
1 $48,000,000.00 3.76%
55M to 59.9M
1 $59,080,000.00 4.63%
60M to 64.9M
1 $60,500,000.00 4.74%
100M to 104.9M
1 $100,000,000.00 7.83%
105M to 109.9M
1 $106,575,000.00 8.34%
240M to 244.9M
1 $244,400,000.00 19.13%
Total
66
$1,277,341,056.29
100.00%
Remaining Principal Balance
0
4
8
12
16
20
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
45
M
t
o
49.9M
55
M
t
o
59.9M
60
M
t
o
64.9M
10
0M
to
10
4.9M
10
5M
to
10
9.9M
24
0M
to
24
4.9M
Count
Balance ($)
%
3.250% - 3.490%
1 $100,000,000.00 7.83%
4.000% - 4.240%
4 $59,923,384.61 4.69%
4.250% - 4.490%
18 $526,680,879.15 41.23%
4.500% - 4.740%
23 $325,450,062.21 25.48%
4.750% - 4.990%
13 $137,548,330.32 10.77%
5.000% - 5.240%
4 $76,718,276.41 6.01%
5.250% - 5.490%
2 $31,091,813.10 2.43%
5.500% - 5.740%
1 $19,928,310.49 1.56%
Total
66
$1,277,341,056.29
100.00%
Gross Rate
Total Weighted Average Rate: 4.48%
0
5
10
15
20
25
30
35
40
45
3.250% -
3.490%
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%

October 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
VARIOUS
10 $301,352,172.93 23.59%
CALIFORNIA
13 $257,693,289.30 20.17%
UNDEFINED
1 $244,400,000.00 19.13%
ILLINOIS
2 $102,591,813.10 8.03%
VIRGINIA
4 $48,638,908.39 3.81%
PUERTO RICO
1 $40,000,000.00 3.13%
NORTH CAROLINA
4 $37,814,475.53 2.96%
TENNESSEE
2 $37,739,760.25 2.95%
TEXAS
5 $32,272,170.17 2.53%
FLORIDA
5 $30,013,779.82 2.35%
NEVADA
3 $22,475,889.97 1.76%
NORTH DAKOTA
1 $19,928,310.49 1.56%
OHIO
1 $19,600,000.00 1.53%
LOUISIANA
2 $15,878,276.41 1.24%
INDIANA
2 $13,545,003.08 1.06%
MISSISSIPPI
1 $9,476,316.61 0.74%
CONNECTICUT
1 $8,000,000.00 0.63%
ARIZONA
2 $7,378,844.59 0.58%
KANSAS
2 $6,923,384.61 0.54%
OKLAHOMA
1 $6,618,661.04 0.52%
COLORADO
1 $5,800,000.00 0.45%
GEORGIA
1 $5,000,000.00 0.39%
UTAH
1 $4,200,000.00 0.33%
Total
66
$1,277,341,056.29
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
VARIO
US
CALIFORNIA
UN
DE
FINE
D
IL
LIN
O
IS
VIRGINIA
PUERT
O
R
IC
O
NO
RTH CAROLINA
TENNESSEE
TEXAS
FLORIDA
NEVADA
NO
RTH DAKOTA
OH
IO
LOUISIANA
INDIANA
M
ISSISSIPPI
CO
NNECTICUT
ARIZONA
KANSAS
OKLAH
O
MA
CO
LO
RADO
GE
O
RGIA UTAH
Count
Balance ($)
%
Industrial
1 $11,100,000.00 1.07%
Lodging
5 $51,310,636.64 4.97%
Mixed Use
2 $25,200,000.00 2.44%
Mobile Home Park
2 $11,800,000.00 1.14%
Multifamily
12 $116,535,128.15 11.28%
Office
14 $304,628,813.10 29.49%
Retail
18 $310,281,016.17 30.04%
Self Storage
2 $7,308,289.30 0.71%
Various
9 $194,777,172.93 18.86%
Total
65
$1,032,941,056.29
100.00%
Property Type
1.1
Industrial
5.0
Lodging
2.4
Mixed Use
1.1
Mobile Home Park
11.3
Multifamily
29.5
Office
30.0
Retail
0.7
Self Storage
18.9
Various
Industrial 1.1%
Lodging 5.0%
Mixed Use 2.4%
Mobile Home Park 1.1%
Multifamily 11.3%
Office 29.5%
Retail 30.0%
Self Storage 0.7%
Various 18.9%
Total: 100.0%

October 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
0 - 2
65 $1,243,791,056.29 97.37%
6 - 8
1 $33,550,000.00 2.63%
Total
66
$1,277,341,056.29
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 1
0
20
40
60
80
100
0 - 2 6 - 8
Count
Balance ($)
%
57 - 59
8 $239,696,414.59 18.77%
60 - 62
2 $56,500,000.00 4.42%
81 - 83
1 $5,625,000.00 0.44%
111 - 113
1 $33,550,000.00 2.63%
117 - 119
50 $828,369,641.70 64.85%
120 - 122
3 $82,600,000.00 6.47%
141 - 143
1 $31,000,000.00 2.43%
Total
66
$1,277,341,056.29
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 105
0
10
20
30
40
50
60
70
57 - 59 60 - 62 81 - 83 111 - 113 117 - 119 120 - 122 141 - 143

October 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Count
Balance ($)
%
1.000% - 1.49
14 $190,173,676.76 14.89%
1.500% - 1.99
37 $462,077,372.26 36.17%
2.000% - 2.49
11 $269,490,007.27 21.10%
2.500% - 2.99
2 $105,200,000.00 8.24%
3.000% - 3.49
1 $6,000,000.00 0.47%
Not Avalil.
1 $244,400,000.00 19.13%
Total
66
$1,277,341,056.29
100.00%
DSCR
Total Weighted Average DSCR: 1.53
0
5
10
15
20
25
30
35
40
1.000%
- 1
.4
9
1.500%
- 1
.9
9
2.000%
- 2
.4
9
2.500%
- 2
.9
9
3.000%
- 3
.4
9
No
t Ava
lil.
16.53%
Amortizing Balloon
36.28%
IO Maturity Balloon
47.20%
IO/Amortizing/Balloon
Amortizing Balloon 16.53%
IO Maturity Balloon 36.28%
IO/Amortizing/Balloon 47.20%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
26 $211,114,056.29 16.53%
IO Maturity Balloon
8 $463,375,000.00 36.28%
IO/Amortizing/Balloon
32 $602,852,000.00 47.20%
Total
66
$1,277,341,056.29
100.00%
Amortization Type

October 2014
DEFEASED LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

October 2014
DELINQUENT LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Paid Thru
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Resolution
Strategy Code
Totals:
Count:
* Loan Status: A = Payment not received but still in grace period;
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90+ Days Delinquent; 4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
**** Resolution Strategy Code
1 - Modification 2 - Foreclosure 3 - Bankruptcy 4 - Extension 5 - Note Sale
6 - DPO 7 - REO 8 - Resolved 9 - Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure 11- Full Payoff 12 - Reps and Warranties
13 - Other or TBD

October 2014
SPECIALLY SERVICED (PART I) - LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Servicing
Xfer Date
Loan
Status
Schedule
Balance
Actual
Balance
Note
Rate
Maturity
Date
Remaining
Life
Property
Type
Geo.
Location
NOI
DSCR
NOI
Date
Count:
Totals:
(1) Legend: A (P&I Adv - In Grace Period), B (P&I Adv <= 1 Month Delinq), 1 (P&I Adv - 1 Month Delinq), 2 (P&I Adv - 2 Months Delinq), 3 (P&I Adv - 3 Plus Months Delinq), 4 (Mat. Balloon/Assumed P&I), 5 (Non Performing Mat. Balloon)

October 2014
SPECIALLY SERVICED (PART II) - SERVICER COMMENTS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
Loan ID
Resolution
Strategy
Comments

Commercial Mortgage Pass
Through Certificates, Series 2014-C18
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C18
are posted on the Certificate Administrator's Website.
Notice to Investors
Certificateholder may access notices on the Certificate Administrator's Website and each Certificateholder may register to receive email notifications when notices
October 2014
OTHER RELATED INFORMATION
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Reconciliation Detail
    Historical Loan Modification Report
    REO Additional Detail
    Bond Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Defeased Loan Detail
    Delinquent Loan Detail
    Specially Serviced Loan Detail
    Specially Serviced Loan Comment
    Other Related Information